Direxion Daily Top 10 Consumer Discretionary Bear 1X ETF N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	DIREXION SHARES ETF TRUST
Entity Central Index Key	0001424958
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	May 28, 2025